UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
October 31, 2017
MFS®  Equity Income Fund

Portfolio of Investments
10/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace – 4.2%
Boeing Co.	14,189	$ 3,660,478
Honeywell International, Inc.	5,432	783,077
L3 Technologies, Inc.	8,533	1,597,207
United Technologies Corp.	17,882	2,141,549
		$ 8,182,311
Airlines – 0.4%
Copa Holdings S.A., “A”	7,000	$ 862,330
Apparel Manufacturers – 0.7%
LVMH Moet Hennessy Louis Vuitton SE	4,369	$ 1,303,351
Automotive – 1.8%
General Motors Co.	29,247	$ 1,257,036
Hyundai Motor Co. Ltd.	8,550	1,228,678
Kia Motors Corp.	31,605	998,632
		$ 3,484,346
Brokerage & Asset Managers – 0.9%
Apollo Global Management LLC, “A”	53,305	$ 1,683,372
Business Services – 2.7%
Accenture PLC, “A”	6,704	$ 954,381
DXC Technology Co.	47,330	4,331,642
		$ 5,286,023
Cable TV – 2.5%
Comcast Corp., “A”	136,955	$ 4,934,489
Computer Software – 4.1%
Adobe Systems, Inc. (a)	6,343	$ 1,111,040
CA, Inc.	14,060	455,263
Check Point Software Technologies Ltd. (a)	12,297	1,447,480
Intuit, Inc.	5,333	805,389
Microsoft Corp.	50,645	4,212,651
		$ 8,031,823
Computer Software - Systems – 2.9%
Apple, Inc.	17,532	$ 2,963,609
Hewlett Packard Enterprise	105,025	1,461,948
International Business Machines Corp.	8,549	1,317,059
		$ 5,742,616
Construction – 2.5%
Owens Corning	58,753	$ 4,858,286
Consumer Products – 1.0%
Procter & Gamble Co.	12,498	$ 1,079,077
Tupperware Brands Corp.	15,732	924,255
		$ 2,003,332
Consumer Services – 0.7%
Priceline Group, Inc. (a)	743	$ 1,420,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.0%
Intel Corp.	39,885	$ 1,814,368
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,384	4,037,605
		$ 5,851,973
Energy - Independent – 1.0%
Occidental Petroleum Corp.	10,845	$ 700,262
Phillips 66	14,882	1,355,452
		$ 2,055,714
Energy - Integrated – 2.9%
BP PLC	451,090	$ 3,056,686
Eni S.p.A.	96,352	1,575,788
Galp Energia SGPS S.A., “B”	60,153	1,118,304
		$ 5,750,778
Food & Beverages – 3.1%
Marine Harvest	111,675	$ 2,180,725
Tyson Foods, Inc., “A”	52,161	3,803,059
		$ 5,983,784
Gaming & Lodging – 1.3%
Carnival Corp.	37,843	$ 2,512,397
General Merchandise – 0.5%
Wal-Mart Stores, Inc.	11,614	$ 1,014,018
Health Maintenance Organizations – 0.5%
Humana Inc.	4,083	$ 1,042,594
Insurance – 5.9%
MetLife, Inc.	80,104	$ 4,291,972
Prudential Financial, Inc.	25,164	2,779,615
XL Group Ltd.	48,891	1,978,619
Zurich Insurance Group AG	8,390	2,560,773
		$ 11,610,979
Internet – 4.1%
Alphabet, Inc., “A” (a)	1,412	$ 1,458,652
Facebook, Inc., “A” (a)	36,293	6,534,918
		$ 7,993,570
Leisure & Toys – 0.9%
Take-Two Interactive Software, Inc. (a)	15,578	$ 1,723,706
Machinery & Tools – 1.4%
Allison Transmission Holdings, Inc.	22,023	$ 935,757
Cummins, Inc.	2,479	438,486
Eaton Corp. PLC	10,614	849,332
Regal Beloit Corp.	6,694	543,218
		$ 2,766,793
Major Banks – 6.2%
Bank of America Corp.	191,516	$ 5,245,623
BNP Paribas	11,485	896,881
JPMorgan Chase & Co.	9,849	990,908
Morgan Stanley	35,775	1,788,750
Royal Bank of Canada	13,935	1,089,546
Sumitomo Mitsui Financial Group, Inc.	14,300	575,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS AG	92,991	$ 1,582,707
		$ 12,169,827
Medical & Health Technology & Services – 1.2%
McKesson Corp.	17,202	$ 2,371,812
Metals & Mining – 1.4%
Rio Tinto Ltd.	58,111	$ 2,738,737
Natural Gas - Distribution – 0.6%
ENGIE	67,882	$ 1,147,339
Natural Gas - Pipeline – 3.4%
Enterprise Products Partners LP	138,982	$ 3,405,059
Plains All American Pipeline LP	54,336	1,085,090
Williams Partners LP	60,964	2,258,106
		$ 6,748,255
Network & Telecom – 2.9%
Cisco Systems, Inc.	163,410	$ 5,580,452
Other Banks & Diversified Financials – 3.3%
Citigroup, Inc.	56,829	$ 4,176,932
Discover Financial Services	33,140	2,204,804
		$ 6,381,736
Pharmaceuticals – 7.6%
Bayer AG	15,304	$ 1,991,260
Bristol-Myers Squibb Co.	16,051	989,705
Eli Lilly & Co.	54,850	4,494,409
Merck & Co., Inc.	65,889	3,629,825
Pfizer, Inc.	110,120	3,860,807
		$ 14,966,006
Printing & Publishing – 0.6%
Transcontinental, Inc., “A”	51,265	$ 1,138,074
Railroad & Shipping – 2.4%
Union Pacific Corp.	40,274	$ 4,663,326
Real Estate – 5.4%
AGNC Investment Corp., REIT	22,330	$ 449,503
Annaly Mortgage Management, Inc., REIT	66,019	756,578
Medical Properties Trust, Inc., REIT	254,509	3,367,154
Realogy Holdings Corp.	59,044	1,908,892
STAG Industrial, Inc., REIT	20,732	565,984
Starwood Property Trust, Inc., REIT	80,919	1,740,568
Washington Prime Group, Inc., REIT	124,903	977,990
Welltower, Inc., REIT	11,646	779,816
		$ 10,546,485
Specialty Stores – 2.8%
Best Buy Co., Inc.	52,185	$ 2,921,316
Gap, Inc.	20,368	529,365
Ross Stores, Inc.	31,904	2,025,585
		$ 5,476,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.3%
TDC A.S.	94,036	$ 555,980
Tobacco – 5.3%
Altria Group, Inc.	67,993	$ 4,366,511
Japan Tobacco, Inc.	15,400	509,307
Philip Morris International, Inc.	51,714	5,411,353
		$ 10,287,171
Utilities - Electric Power – 4.6%
American Electric Power Co., Inc.	23,434	$ 1,743,724
Exelon Corp.	109,080	4,386,107
PPL Corp.	46,177	1,734,408
SSE PLC	61,232	1,123,915
		$ 8,988,154
Total Common Stocks		$189,858,791
Convertible Preferred Stocks – 1.9%
Pharmaceuticals – 1.4%
Allergan PLC, 5.5%	4,284	$ 2,757,568
Utilities - Electric Power – 0.5%
NextEra Energy, Inc., 6.123%	7,348	$ 418,836
NextEra Energy, Inc., 6.371%	8,494	592,456
		$ 1,011,292
Total Convertible Preferred Stocks		$ 3,768,860
Preferred Stocks – 0.3%
Automotive – 0.3%
Hyundai Motor Co. Ltd.	5,492	$ 553,931
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.13% (v)	1,318,733	$ 1,318,733
Other Assets, Less Liabilities – 0.1%		177,598
Net Assets – 100.0%		$195,677,913
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,318,733 and $194,181,582, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$159,908,141	$—	$—	$159,908,141
United Kingdom	6,919,338	—	—	6,919,338
Switzerland	4,143,479	—	—	4,143,479
Taiwan	4,037,605	—	—	4,037,605
France	3,347,571	—	—	3,347,571
South Korea	2,781,241	—	—	2,781,241
Canada	2,227,620	—	—	2,227,620
Norway	2,180,725	—	—	2,180,725
Germany	1,991,260	—	—	1,991,260
Other Countries	5,559,883	1,084,719	—	6,644,602
Mutual Funds	1,318,733	—	—	1,318,733
Total	$194,415,596	$1,084,719	$—	$195,500,315
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $1,084,719 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	130,377	5,312,024	(4,123,668)	1,318,733
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$6	$(6)	$—	$3,086	$1,318,733

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2017

*	Print name and title of each signing officer under his or her signature.